11005095

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Cert NYSE
File# 001-35109

March 25, 2011

Received SEC
MAR 25 2011
Washington, DC 20549

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Qihoo 360 Technology Co. Ltd., American depositary shares, (every two of which representing three Class A ordinary shares) and Class A ordinary shares, par value $0.001 per share (application for the ordinary shares is made for listing, not for trading, but only in connection with the registration of American depositary shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 23, 2011. Tentative listing date – March 29, 2011.

Sincerely,